Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 11,438	$ 11,550	$ 8,299
Provision for income taxes	5,872	6,516	3,029
Pre-tax income	$ 17,310	$ 18,066	$ 11,328
French statutory tax rate (as a percent)	34.43%	34.43%	44.43%
Theoretical tax charge	$ (5,960)	$ (6,220)	$ (5,033)
Difference between French and foreign income tax rates	(2,007)	(3,058)	(633)
Tax effect on equity in income (loss) of affiliates	1,173	1,080	888
Permanent differences	1,422	1,740	1,491
Adjustments on prior years income taxes	12	(40)	(91)
Adjustments on deferred tax related to changes in tax rates	(270)	2	(309)
Changes in valuation allowance of deferred tax assets	(242)	(20)	658
Total income taxes	$ (5,872)	$ (6,516)	$ (3,029)
Standard corporate tax rate (as a percent)	33.33%	33.33%	33.33%